UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09177

Catholic Funds Inc
(Exact name of registrant as specified in charter)

1100 W Wells St
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Catholic Funds Inc
1100 W Wells St
Milwaukee, WI 53233
(Name and address of agent for service)

(877) 222-2402
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Catholic Equity Fund
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.45%
Consumer Discretionary - 10.71%
Amazon.Com, Inc. (a)	1,500	$70,725
Apollo Group, Inc. - Class A (a)	700	42,322
AutoNation, Inc. (a)	850	18,470
AutoZone, Inc. (a)	275	25,231
Bed Bath & Beyond Inc. (a)	1,415	51,152
Best Buy Co., Inc.	1,950	84,786
Big Lots, Inc. (a)	300	3,603
The Black & Decker Corporation	400	34,784
Brunswick Corporation	400	16,264
Carnival Corporation	2,150	114,960
Centex Corporation	700	50,043
Circuit City Stores, Inc.	800	18,072
Clear Channel Communications, Inc.	2,575	80,984
Coach, Inc. (a)	1,800	60,012
Comcast Corporation - Class A (a)	10,552	273,930
Cooper Tire & Rubber Company	200	3,064
Dana Corporation	500	3,590
Darden Restaurants, Inc.	700	27,216
Dillard's Inc. - Class A	200	4,964
Dollar General Corporation	1,550	29,558
Dow Jones & Company, Inc.	300	10,647
DR Horton, Inc.	1,400	50,022
The E.W. Scripps Company	400	19,208
Eastman Kodak Company	1,450	33,930
eBay Inc. (a)	5,400	233,550
Family Dollar Stores, Inc.	800	19,832
Federated Department Stores, Inc.	1,245	82,581
Ford Motor Company	8,700	67,164
Fortune Brands, Inc.	750	58,515
Gannett Co., Inc.	1,150	69,655
The Gap, Inc.	2,700	47,628
General Motors Corporation	2,715	52,725
Genuine Parts Company	800	35,136
The Goodyear Tire & Rubber Company (a)	800	13,904
H&R Block, Inc.	1,580	38,789
Harley-Davidson, Inc.	1,250	64,362
Harrah's Entertainment, Inc.	800	57,032
Hasbro, Inc.	800	16,144
Hilton Hotels Corporation	1,550	37,371
The Home Depot, Inc.	10,250	414,920
International Game Technology	1,600	49,248
The Interpublic Group of Companies, Inc. (a)	1,950	18,818
J.C. Penney Company, Inc. - Holding Company	1,150	63,940
Johnson Controls, Inc.	830	60,515
Jones Apparel Group, Inc.	500	15,360
KB HOME	400	29,064
Knight-Ridder, Inc.	300	18,990
Kohl's Corporation (a)	1,615	78,489
Leggett & Platt, Incorporated	850	19,516
Lennar Corp.	700	42,714
Limited Brands	1,650	36,878
Liz Claiborne, Inc.	500	17,910
Lowe's Companies, Inc.	3,740	249,308
Marriott International, Inc. - Class A	850	56,925
Mattel, Inc.	1,950	30,849
Maytag Corporation	300	5,646
McDonald's Corporation	6,050	204,006
The McGraw-Hill Companies, Inc.	1,800	92,934
Meredith Corporation	100	5,234
The New York Times Company - Class A	700	18,515
Newell Rubbermaid Inc.	1,240	29,487
News Corporation - Class A	11,700	181,935
NIKE, Inc. - Class B	850	73,772
Nordstrom, Inc.	1,100	41,140
Office Depot, Inc. (a)	1,550	48,670
OfficeMax Inc.	200	5,072
Omnicom Group Inc.	850	72,361
Pulte Homes, Inc.	1,100	43,296
RadioShack Corporation	700	14,721
Reebok International Ltd.	300	17,469
Sears Holdings Corporation (a)	454	52,451
The Sherwin-Williams Company	500	22,710
Snap-On, Inc.	300	11,268
The Stanley Works	400	19,216
Staples, Inc.	3,475	78,917
Starbucks Corporation (a)	3,700	111,037
Starwood Hotels & Resorts Worldwide, Inc.	1,050	67,053
Target Corporation	4,245	233,348
Tiffany & Co.	700	26,803
Time Warner Inc.	22,400	390,656
The TJX Companies, Inc.	2,265	52,616
Tribune Company	1,250	37,825
Univision Communications Inc. - Class A (a)	1,150	33,799
V.F. Corporation	400	22,136
Viacom Inc. - Class B	7,400	241,240
The Walt Disney Company	9,450	226,516
Wendy's International, Inc.	500	27,630
Whirlpool Corporation	300	25,128
Yum! Brands, Inc.	1,450	67,976
		5,827,952
Consumer Staples - 9.49%
Alberto-Culver Company	400	18,300
Albertson's, Inc.	1,650	35,227
Altria Group, Inc.	9,950	743,464
Anheuser-Busch Companies, Inc.	3,700	158,952
Archer-Daniels-Midland Company	3,050	75,213
Avon Products, Inc.	2,300	65,665
Brown-Forman Corporation - Class B	400	27,728
Campbell Soup Company	850	25,304
The Clorox Company	775	44,090
The Coca-Cola Company	9,905	399,271
Coca-Cola Enterprises, Inc.	1,450	27,796
Colgate-Palmolive Company	2,550	139,868
ConAgra Foods, Inc.	2,540	51,511
Constellation Brands, Inc. - Class A (a)	1,000	26,230
Costco Wholesale Corporation	2,250	111,308
CVS Corporation	3,900	103,038
General Mills, Inc.	1,650	81,378
H.J. Heinz Company	1,650	55,638
Hershey Foods Corporation	800	44,200
Kellogg Company	1,250	54,025
Kimberly-Clark Corporation	2,300	137,195
The Kroger Co. (a)	3,500	66,080
McCormick & Co., Inc.	700	21,644
Molson Coors Brewing Company	300	20,097
The Pepsi Bottling Group, Inc.	700	20,027
PepsiCo, Inc.	7,950	469,686
The Procter & Gamble Company	16,065	929,842
Reynolds American Inc.	400	38,132
Safeway Inc.	2,150	50,869
Sara Lee Corporation	3,800	71,820
SUPERVALU INC.	700	22,736
Sysco Corporation	3,015	93,616
Tyson Foods, Inc.	1,200	20,520
UST Inc.	800	32,664
Walgreen Co.	4,880	215,989
Wal-Mart Stores, Inc.	12,000	561,600
Whole Foods Market, Inc.	700	54,173
Wm. Wrigley Jr. Company	790	52,527
		5,167,423
Energy - 9.26%
Amerada Hess Corporation	350	44,387
Anadarko Petroleum Corporation	1,150	108,962
Apache Corporation	1,532	104,973
Baker Hughes Incorporated	1,650	100,287
BJ Services Company	1,580	57,939
Burlington Resources Inc.	1,800	155,160
ChevronTexaco Corporation	10,859	616,465
ConocoPhillips	6,728	391,435
Devon Energy Corporation	2,200	137,588
El Paso Corporation	3,145	38,243
EOG Resources, Inc.	1,100	80,707
Exxon Mobil Corporation	30,098	1,690,605
Halliburton Company	2,350	145,606
Kerr-McGee Corporation	650	59,059
Kinder Morgan, Inc.	400	36,780
Marathon Oil Corporation	1,797	109,563
Murphy Oil Corp.	800	43,192
Nabors Industries, Ltd. (a)	800	60,600
National-Oilwell Varco Inc. (a)	800	50,160
Noble Corporation	650	45,851
Occidental Petroleum Corporation	1,940	154,967
Rowan Companies, Inc.	500	17,820
Schlumberger Limited	2,900	281,735
Sunoco, Inc.	700	54,866
Transocean Inc. (a)	1,550	108,020
Valero Energy Corporation	3,000	154,800
Weatherford International Ltd. (a)	1,400	50,680
The Williams Companies, Inc.	2,700	62,559
XTO Energy, Inc.	1,800	79,092
		5,042,101
Financials - 21.10%
ACE Limited	1,450	77,488
AFLAC INCORPORATED	2,390	110,944
The Allstate Corporation	3,140	169,780
Ambac Financial Group, Inc.	450	34,677
American Express Company	5,950	306,187
American International Group, Inc.	12,402	846,188
Ameriprise Financial Inc-w/i	1,170	47,970
AmSouth Bancorporation	1,650	43,246
Aon Corporation	1,550	55,722
Apartment Investment & Management Company	400	15,148
Archstone-Smith Trust	1,000	41,890
Bank of America Corporation	19,202	886,172
The Bank of New York Company, Inc.	3,700	117,845
BB&T Corporation	2,650	111,061
The Bear Stearns Companies Inc.	490	56,610
Capital One Financial Corporation	1,450	125,280
The Charles Schwab Corporation	5,000	73,350
The Chubb Corporation	1,000	97,650
Cincinnati Financial Corporation	851	38,023
CIT Group Inc.	1,000	51,780
Citigroup Inc.	24,305	1,179,522
Comerica Incorporated	800	45,408
Compass Bancshares, Inc.	500	24,145
Countrywide Financial Corporation	2,898	99,083
E*TRADE Financial Corporation (a)	1,800	37,548
Equity Office Properties Trust	1,971	59,780
Equity Residential	1,450	56,724
Fannie Mae	4,600	224,526
Federated Investors, Inc. - Class B	400	14,816
Fifth Third Bancorp	2,650	99,958
First Horizon National Corporation	500	19,220
Franklin Resources, Inc.	750	70,507
Freddie Mac	3,350	218,922
Genworth Financial, Inc.	1,800	62,244
Golden West Financial Corporation	1,200	79,200
The Goldman Sachs Group, Inc.	2,250	287,347
The Hartford Financial Services Group, Inc.	1,450	124,540
Huntington Bancshares Incorporated	1,150	27,312
Janus Capital Group Inc.	1,050	19,561
Jefferson-Pilot Corporation	700	39,851
JPMorgan Chase & Co.	16,895	670,563
KeyCorp	1,950	64,213
Lehman Brothers Holdings Inc.	1,250	160,212
Lincoln National Corporation	800	42,424
Loews Corporation	650	61,653
M&T Bank Corporation	400	43,620
Marsh & McLennan Companies, Inc.	2,540	80,670
Marshall & Ilsley Corporation	1,050	45,192
MBIA Inc.	700	42,112
MBNA Corporation	6,000	162,900
Mellon Financial Corporation	1,950	66,788
Merrill Lynch & Co., Inc.	4,500	304,785
MetLife, Inc.	3,700	181,300
MGIC Investment Corporation	400	26,328
Moody's Corporation	1,180	72,476
Morgan Stanley	5,200	295,048
National City Corporation	2,750	92,318
North Fork Bancorporation, Inc.	2,300	62,928
Northern Trust Corporation	850	44,047
Plum Creek Timber Company, Inc.	850	30,643
PNC Financial Services Group	1,450	89,654
Principal Financial Group, Inc.	1,250	59,288
The Progressive Corporation	850	99,263
ProLogis	1,200	56,064
Prudential Financial, Inc.	2,550	186,635
Public Storage, Inc.	400	27,088
Regions Financial Corporation	2,252	76,928
Safeco Corporation	500	28,250
Simon Property Group, Inc.	890	68,201
SLM Corporation	1,975	108,803
Sovereign Bancorp, Inc.	1,800	38,916
The St. Paul Travelers Companies, Inc.	3,141	140,308
State Street Corporation	1,550	85,932
SunTrust Banks, Inc.	1,650	120,054
Synovus Financial Corp.	1,450	39,165
T. Rowe Price Group, Inc.	700	50,421
Torchmark Corporation	500	27,800
U.S. Bancorp	8,700	260,043
UnumProvident Corporation	1,450	32,988
Vornado Realty Trust	500	41,735
Wachovia Corporation	7,584	400,890
Washington Mutual, Inc.	4,795	208,583
Wells Fargo & Company	8,040	505,153
XL Capital Ltd. - Class A	800	53,904
Zions Bancorporation	400	30,224
		11,483,735
Health Care - 13.54%
Abbott Laboratories	9,450	372,613
Aetna Inc.	1,400	132,034
Allergan, Inc.	1,065	114,977
AmerisourceBergen Corporation	1,714	70,960
Amgen Inc. (a)	5,940	468,428
Applera Corporation - Applied Biosystems Group	850	22,576
Bausch & Lomb Incorporated	300	20,370
Baxter International Inc.	2,950	111,067
Becton, Dickinson and Company	1,150	69,092
Biogen Idec Inc. (a)	1,560	70,715
Biomet, Inc.	1,150	42,055
Boston Scientific Corporation (a)	2,780	68,082
Bristol-Myers Squibb Company	13,150	302,187
C.R. Bard, Inc.	500	32,960
Cardinal Health, Inc.	3,100	213,125
Caremark Rx, Inc. (a)	2,200	113,938
Chiron Corporation (a)	450	20,007
CIGNA Corporation	700	78,190
Coventry Health Care, Inc. (a)	800	45,568
Eli Lilly and Company	8,200	464,038
Express Scripts, Inc. (a)	700	58,660
Fisher Scientific International Inc. (a)	500	30,930
Forest Laboratories, Inc. (a)	3,350	136,278
Genzyme Corporation (a)	1,250	88,475
Gilead Sciences, Inc. (a)	2,200	115,786
Guidant Corporation	1,550	100,363
Hospira, Inc. (a)	725	31,016
Humana Inc. (a)	800	43,464
IMS Health Incorporated	1,050	26,166
Johnson & Johnson	16,900	1,015,690
King Pharmaceuticals, Inc. (a)	1,150	19,458
Laboratory Corporation of America Holdings (a)	700	37,695
Manor Care, Inc.	400	15,908
McKesson Corporation	3,050	157,350
Medco Health Solutions, Inc. (a)	1,475	82,305
MedImmune, Inc. (a)	1,150	40,273
Medtronic, Inc.	5,730	329,876
Merck & Co. Inc.	16,750	532,818
Millipore Corporation (a)	300	19,812
Mylan Laboratories Inc.	1,100	21,956
Patterson Companies, Inc. (a)	700	23,380
PerkinElmer, Inc.	700	16,492
Quest Diagnostics Incorporated	800	41,184
Schering-Plough Corporation	10,550	219,968
St. Jude Medical, Inc. (a)	1,780	89,356
Stryker Corporation	1,380	61,313
Thermo Electron Corporation (a)	800	24,104
UnitedHealth Group Incorporated	6,400	397,696
Waters Corporation (a)	500	18,900
Watson Pharmaceuticals, Inc. (a)	500	16,255
WellPoint Inc. (a)	3,200	255,328
Wyeth	8,400	386,988
Zimmer Holdings, Inc. (a)	1,190	80,254
		7,368,479
Industrials - 11.26%
3M Co.	3,680	285,200
Allied Waste Industries, Inc. (a)	900	7,866
American Power Conversion Corporation	850	18,700
American Standard Companies, Inc	800	31,960
Avery Dennison Corporation	450	24,871
The Boeing Company	3,900	273,936
Burlington Northern Santa Fe Corporation	1,850	131,017
Caterpillar Inc.	3,300	190,641
Cendant Corporation	5,000	86,250
Cintas Corporation	700	28,826
Cooper Industries Ltd. - Class A	400	29,200
CSX Corporation	1,050	53,308
Cummins Inc.	300	26,919
Danaher Corporation	1,100	61,358
Deere & Company	1,150	78,326
Dover Corporation	1,050	42,514
Eaton Corporation	700	46,963
Emerson Electric Co.	1,950	145,665
Equifax Inc.	700	26,614
FedEx Corp.	1,450	149,915
Fluor Corporation	400	30,904
General Dynamics Corporation	1,050	119,752
General Electric Company	50,735	1,778,262
Goodrich Corporation	500	20,550
Honeywell International Inc.	4,100	152,725
Illinois Tool Works Inc.	1,000	87,990
Ingersoll-Rand Company	1,600	64,592
ITT Industries, Inc.	425	43,698
L-3 Communications Holdings, Inc.	500	37,175
Lockheed Martin Corporation	1,650	104,989
Masco Corporation	2,150	64,908
Monster Worldwide Inc. (a)	500	20,410
Navistar International Corporation (a)	200	5,724
Norfolk Southern Corporation	1,950	87,419
Northrop Grumman Corporation	1,614	97,018
PACCAR Inc.	825	57,115
Pall Corporation	400	10,744
Parker Hannifin Corporation	500	32,980
Pitney Bowes Inc.	1,150	48,588
R.R. Donnelley & Sons Company	1,100	37,631
Raytheon Company	2,150	86,323
Robert Half International Inc.	800	30,312
Rockwell Automation, Inc.	850	50,286
Rockwell Collins, Inc.	850	39,500
Ryder System, Inc.	300	12,306
Southwest Airlines Co.	3,300	54,219
Textron Inc.	700	53,886
Tyco International Ltd.	9,700	279,942
Union Pacific Corporation	1,215	97,820
United Parcel Service, Inc. - Class B	5,290	397,544
United Technologies Corporation	4,900	273,959
W.W. Grainger, Inc.	400	28,440
Waste Management, Inc.	2,650	80,428
		6,128,188
Information Technology - 14.90%
ADC Telecommunications, Inc. (a)	414	9,249
Adobe Systems Incorporated	2,900	107,184
Advanced Micro Devices, Inc. (a)	1,900	58,140
Affiliated Computer Services, Inc. - Class A (a)	500	29,590
Agilent Technologies, Inc. (a)	1,950	64,915
Altera Corporation (a)	1,850	34,280
Analog Devices, Inc.	1,850	66,359
Andrew Corporation (a)	600	6,438
Apple Computer, Inc. (a)	3,900	280,371
Applied Materials, Inc.	7,700	138,138
Applied Micro Circuits Corporation (a)	900	2,313
Autodesk, Inc.	1,100	47,245
Automatic Data Processing, Inc.	2,700	123,903
Avaya Inc. (a)	2,000	21,340
BMC Software, Inc. (a)	1,050	21,514
Broadcom Corporation - Class A (a)	1,250	58,937
Ciena Corporation (a)	1,400	4,158
Cisco Systems, Inc. (a)	29,885	511,631
Citrix Systems, Inc. (a)	800	23,024
Computer Associates International, Inc.	2,255	63,568
Computer Sciences Corporation (a)	1,000	50,640
Compuware Corporation (a)	1,900	17,043
Comverse Technology, Inc. (a)	1,050	27,919
Convergys Corporation (a)	400	6,340
Corning Incorporated (a)	7,350	144,501
Dell Inc. (a)	11,470	343,985
Electronic Arts Inc. (EA) (a)	1,500	78,465
Electronic Data Systems Corporation	2,550	61,302
EMC Corporation (a)	11,450	155,949
First Data Corporation	3,729	160,384
Fiserv, Inc. (a)	850	36,779
Freescale Semiconductor, Inc. - Class B (a)	1,942	48,880
Gateway, Inc. (a)	1,200	3,012
Hewlett-Packard Company	13,657	391,000
Intel Corporation	29,135	727,210
International Business Machines Corporation (IBM)	7,615	625,953
Intuit Inc. (a)	865	46,104
Jabil Circuit, Inc. (a)	765	28,374
JDS Uniphase Corporation (a)	7,950	18,762
KLA-Tencor Corporation	850	41,930
Lexmark International, Inc. (a)	650	29,140
Linear Technology Corporation	1,450	52,302
LSI Logic Corporation (a)	1,900	15,200
Lucent Technologies Inc. (a)	21,250	56,525
Maxim Integrated Products, Inc.	1,550	56,172
Mercury Interactive Corporation (a)	300	8,337
Micron Technology, Inc. (a)	2,950	39,265
Microsoft Corporation	44,140	1,154,261
Molex Incorporated	750	19,463
Motorola, Inc.	11,830	267,240
National Semiconductor Corporation	1,600	41,568
NCR Corporation (a)	1,000	33,940
Network Appliance, Inc. (a)	1,650	44,550
Novell, Inc. (a)	1,800	15,894
Novellus Systems, Inc. (a)	700	16,884
NVIDIA Corporation (a)	800	29,248
Oracle Corporation (a)	18,080	220,757
Parametric Technology Corporation (a)	900	5,490
Paychex, Inc.	1,575	60,039
PMC - Sierra, Inc. (a)	500	3,855
QLogic Corporation (a)	400	13,004
QUALCOMM Inc.	7,700	331,716
Sabre Holdings Corporation	700	16,877
Sanmina-SCI Corporation (a)	1,700	7,242
Scientific-Atlanta, Inc.	700	30,149
Siebel Systems, Inc.	2,400	25,392
Solectron Corporation (a)	4,500	16,470
Sun Microsystems, Inc. (a)	16,350	68,507
Symantec Corporation (a)	5,217	91,298
Symbol Technologies, Inc.	1,050	13,461
Tektronix, Inc.	300	8,463
Tellabs, Inc. (a)	2,200	23,980
Teradyne, Inc. (a)	850	12,385
Texas Instruments Incorporated	7,700	246,939
Unisys Corporation (a)	950	5,539
Xerox Corporation (a)	4,600	67,390
Xilinx, Inc.	1,650	41,597
Yahoo! Inc. (a)	5,980	234,296
		8,111,664
Materials - 2.89%
Air Products and Chemicals, Inc.	1,050	62,149
Alcoa Inc.	4,200	124,194
Allegheny Technologies, Inc.	400	14,432
Ashland Inc New	400	23,160
Ball Corporation	500	19,860
Bemis Company, Inc.	400	11,148
The Dow Chemical Company	4,600	201,572
E.I. du Pont de Nemours and Company	4,400	187,000
Eastman Chemical Company	400	20,636
Ecolab Inc.	800	29,016
Engelhard Corporation	400	12,060
Freeport-McMoRan Copper & Gold, Inc. - Class B	800	43,040
Hercules Incorporated (a)	400	4,520
International Flavors & Fragrances Inc.	375	12,562
International Paper Company	2,290	76,967
Louisiana-Pacific Corporation	400	10,988
MeadWestvaco Corporation	850	23,826
Monsanto Company	1,250	96,913
Newmont Mining Corporation	2,150	114,810
Nucor Corporation	800	53,376
Pactiv Corporation (a)	700	15,400
Phelps Dodge Corporation	400	57,548
PPG Industries, Inc.	800	46,320
Praxair, Inc.	1,500	79,440
Rohm & Haas Company	750	36,315
Sealed Air Corporation (a)	400	22,468
Sigma-Aldrich Corporation	300	18,987
Temple-Inland Inc.	500	22,425
United States Steel Corporation	500	24,035
Vulcan Materials Company	500	33,875
Weyerhaeuser Company	1,150	76,291
		1,575,333
Telecommunication Services - 2.99%
Alltel Corporation	1,890	119,259
AT&T Corp.	18,832	461,196
BellSouth Corporation	8,800	238,480
CenturyTel, Inc.	700	23,212
Citizens Communications Company	1,650	20,179
Qwest Communications International Inc. (a)	7,300	41,245
Sprint Corporation	13,991	326,830
Verizon Communications Inc.	13,217	398,096
		1,628,497
Utilities - 3.31%
The AES Corporation (a)	3,100	49,073
Allegheny Energy, Inc. (a)	800	25,320
Ameren Corporation	1,000	51,240
American Electric Power Company, Inc.	1,850	68,616
CenterPoint Energy, Inc.	1,500	19,275
Cinergy Corp.	1,000	42,460
CMS Energy Corporation (a)	1,100	15,961
Consolidated Edison, Inc.	1,165	53,974
Constellation Energy Group	800	46,080
Dominion Resources, Inc.	1,650	127,380
DTE Energy Company	790	34,120
Duke Energy Corporation	4,500	123,525
Dynegy Inc. - Class A (a)	1,200	5,808
Edison International	1,550	67,595
Entergy Corporation	1,050	72,083
Exelon Corporation	3,300	175,362
FirstEnergy Corp.	1,550	75,935
FPL Group, Inc.	1,900	78,964
KeySpan Corporation	800	28,552
Nicor Inc.	300	11,793
NiSource Inc.	1,250	26,075
Peoples Energy Corporation	100	3,507
PG&E Corporation	1,650	61,248
Pinnacle West Capital Corporation	400	16,540
PPL Corporation	1,800	52,920
Progress Energy, Inc.	1,150	50,508
Public Service Enterprise Group Incorporated	1,150	74,716
Sempra Energy	1,250	56,050
The Southern Company	3,505	121,028
TECO Energy, Inc.	1,000	17,180
TXU Corp.	2,300	115,437
Xcel Energy, Inc.	1,950	35,997
		1,804,322
TOTAL COMMON STOCKS (Cost $47,582,742)		$54,137,694
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.48%
FHLB Discount Note,
3.250%, 01/03/2006	$212,000	$211,963
U.S. Treeasury Bill,
4.000%, 03/23/2006	50,000	49,564
TOTAL SHORT TERM INVESTMENTS (Cost $261,527)		$261,527
Total Investments (Cost $47,844,269) - 99.93%		$54,399,221
Other Assets in Excess of Liabilities - 0.07%		37,777
TOTAL NET ASSETS - 100.00%		$54,436,998

(a) Non Income Producing

The Catholic Equity Fund
Schedule of Futures Contracts
December 31, 2005 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Depreciation

S&P 500 Index Futures Contracts Expiring
March 2006 (Underlying Face Amount at
Market Value $313,700)	1	$ (6,813)

S&P 500 Index E-mini Futures Contracts Expiring
March 2006 (Underlying Face Amount at
Market Value $62,740)	1	(1,160)
		$ (7,973)

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:

Cost of investments	$48,542,960

Gross unrealized appreciation	$9,304,911
Gross unrealized depreciation	(3,449,650)
Net unrealized appreciation	$5,855,261

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Chief Financial Officer (Principal Accounting Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Catholic Funds, Inc.

By  /s/ Theodore F. Zimmer
Theodore F. Zimmer, President

Date 1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Theodore F. Zimmer
Theodore F. Zimmer, President

Date 1/27/06

By /s/ Allan G. Lorge
Allan G. Lorge, Vice President, Secretary and CFO

Date 1/27/06